Risk management_Description of the Group's credit risk exposure (Details)	6 Months Ended
Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Description of how forward-looking information has been incorporated into determination of expected credit losses	The Group has estimated the allowance for credit losses based on experience losses with taken account of forward-looking information. The probability of default and loss at given default per financial assets considering account type of borrowers, credit rate grade, portfolio are used in estimation of allowance for expected credit losses and those factors are reviewed periodically to reduce the difference of expected losses and actual losses. The Group also measures expected credit losses using supportive and reasonable macroeconomic indicators, such as economic growth rates, interest rates, and composite stock indices. The methods for the estimation of forward-looking are also regularly reviewed. The Group undertakes the following procedures in order to predict and apply the forward-looking economic information: - Development of a prediction model by analyzing the correlation between macroeconomic data and yearly default rate of corporate and retail exposures. - Calculation of predicted annual default rate by applying forward-looking economic information, which includes estimated macroeconomic indices provided by verified institutions such as Bank of Korea and National Assembly Budget Office, to the prediction model developed. - If the predicted default rate is above the applicable default rate of the current period, application of the increase in default rate as a form of adjustment coefficient to the forward-looking economic information, thereby adjusting the current period estimation.
Information on how entity determined whether credit risk of financial instruments has increased significantly since initial recognition	At the end of each period the Group evaluates whether there has been a significant increase in the credit risk since initial recognition. The Group is assessing the change in the risk of a default occurring over the expected life of the financial instruments instead of the change in the amount of expected credit losses.
Information on how instruments were grouped if expected credit losses were measured on collective basis	The Group distinguishes corporates/consumers exposures when determining significant increase in credit risk
Information on how entity determined that financial assets are credit-impaired financial assets	The financial assets are impaired if the following conditions are met; - The principal and interest of the loan has been overdue for more than 90 days due to the serious deterioration of the credit condition, - It is deemed that the borrowers will not pay any portion of the debts without actions of recourse such as the disposition of the collateral is not taken - Objective evidence of impairment of financial assets are identified
Information on entity's write-off policy	The Group writes off assets when it is determined that the receivables are virtually impossible to collect. The Group determines which receivable to write-off and subsequently writes them off in accordance with the company’s policy. Regardless of whether assets have been written off, the Group may continue to exercise its right of collection in accordance with company’s policy on receivables collection.
Stage 1
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Description of basis of inputs and assumptions and estimation techniques used to measure 12-month and lifetime expected credit losses	Expected credit losses due to possible defaults on financial instruments within a 12-month period from the reporting date. Credit risk may be considered to not have been significantly increased when credit risk is low at the reporting date. [1]
Stage 2
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Description of basis of inputs and assumptions and estimation techniques used to determine whether credit risk of financial instruments have increased significantly since initial recognition	Expected credit losses from all possible defaults during the expected lifetime of the financial instruments.
Stage 3
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Description of basis of inputs and assumptions and estimation techniques used to determine whether financial asset is credit-impaired financial asset	Expected credit losses from all possible defaults during the expected lifetime of the financial instruments. The financial assets are impaired if the following conditions are met; - The principal and interest of the loan has been overdue for more than 90 days due to the serious deterioration of the credit condition, - It is deemed that the borrowers will not pay any portion of the debts without actions of recourse such as the disposition of the collateral is not taken - Objective evidence of impairment of financial assets are identified

[1]	Credit risk may be considered to not have been significantly increased when credit risk is low at the reporting date.